GOODWILL - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) cGU $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash generating units | cGU	1
Market capitalization	$ 3,159,000,000	$ 4,463,600,000	$ 2,702,600,000
Closing share price (in USD per share) | $ / shares	$ 14.19	$ 20.05	$ 12.14
Equity	$ 2,340,181,000	$ 2,277,346,000	$ 2,259,899,000
Impairment loss recognised in profit or loss, goodwill	0	0	0
Equity price risk
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Potential goodwill impairment	$ 112,500,000	$ 112,500,000	$ 112,500,000
Share price which would have resulted in the impairment of all of the carrying value of goodwill (in USD per share) | $ / shares	$ 10.01	$ 9.72	$ 9.65